PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Actuarial Assumptions for Defined Benefit Plans (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	3.30%	3.75%	1.00%
Rate of compensation increase (in percent)	2.00%	2.00%	2.00%
Pension defined benefit plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	18.00%	24.00%	11.00%
Rate of compensation increase (in percent)	11.00%	15.00%	10.00%
Pension defined benefit plans | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	5.02%	5.44%	2.75%
Rate of compensation increase (in percent)	2.93%	3.01%	2.87%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	3.30%	3.50%	1.00%
Rate of compensation increase (in percent)	2.00%	2.00%	2.00%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	10.15%	9.30%	7.95%
Rate of compensation increase (in percent)	4.80%	4.80%	4.80%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	4.68%	5.10%	2.65%
Rate of compensation increase (in percent)	3.26%	3.29%	3.14%